Income taxes (Details) - Exascale Labs Inc [Member]	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
US Statutory income tax rate	21.00%	21.00%
State income tax rate	2.30%	8.70%
Tax differences from other jurisdictions	(0.40%)
R&D expense super deduction	(2.70%)
Change in fair value of simple agreements for future equity	(9.00%)	(17.90%)
Changes in valuation allowance	(11.20%)	(11.80%)
Effective income tax rate	(0.00%)	(0.00%)